Schedule of lease liabilities by classification (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Current lease liabilities	$ 514	₨ 38,991	₨ 75,182
Non-current lease liabilities	$ 3,040	230,668	427,786
Total		₨ 269,659	₨ 502,968	₨ 539,628